Acquisitions and Divestitures - Additional Information (Detail)								1 Months Ended	3 Months Ended								12 Months Ended
	Feb. 20, 2016 USD ($)	Jun. 23, 2015 USD ($) shares	May 19, 2015 USD ($)	Feb. 05, 2015 USD ($)	Jan. 29, 2015 USD ($) Licenses	Feb. 21, 2014 USD ($) $ / shares shares	Sep. 02, 2013 USD ($)	Mar. 31, 2015 USD ($) Leases	Dec. 31, 2015 USD ($) Customer Unit $ / shares	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) Leases	Dec. 31, 2014 USD ($) $ / shares	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) Customer Unit $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($)	May 12, 2015 $ / shares
Business Acquisition [Line Items]
Cash paid to complete the Wireless Transaction																		$ 58,886,000,000
Common stock, par value | $ / shares									$ 0.1			$ 0.1					$ 0.1	$ 0.1
Deferred tax liability attributable to the Wireless Transaction									$ 45,386,000,000			$ 41,449,000,000					$ 45,386,000,000	$ 41,449,000,000
License purchase and exchange transactions, net cash proceeds																		2,367,000,000	$ 2,111,000,000
Gain on sale of licenses																	254,000,000	707,000,000	278,000,000
Cash paid to acquire spectrum licenses																	9,942,000,000	354,000,000	580,000,000
Goodwill acquired														$ 300,000,000			2,038,000,000	55,000,000
Proceeds from dispositions of businesses																	48,000,000	120,000,000
Payments to acquire businesses, net of cash acquired														$ 400,000,000			3,545,000,000	182,000,000	494,000,000
Access Line Sale with Frontier
Business Acquisition [Line Items]
Proceeds from dispositions of businesses				$ 10,500,000,000
Net consideration from disposition of businesses				7,500,000,000
Debt assumed by Frontier				$ 600,000,000
Revenue from disposition of business																	5,400,000,000	5,400,000,000
Operating income from disposition of business																	800,000,000
Direct expenses from disposition of business																	2,700,000,000	2,700,000,000
Pension and benefit actuarial valuation adjustments from disposition of business																	(200,000,000)	600,000,000
Depreciation and amortization from disposition of business																	$ 1,000,000,000	$ 1,000,000,000
Number of FiOS Internet subscribers to be divested | Customer									1,600,000								1,600,000
Number of voice connections to be divested | Unit									3,400,000								3,400,000
Number of FiOS Video subscribers to be divested | Customer									1,200,000								1,200,000
Buildings and real estate | Basking Ridge, New Jersey
Business Acquisition [Line Items]
Cash proceeds from sale-leaseback			$ 700,000,000
Deferred gain on sale leaseback transaction			$ 400,000,000
Initial leaseback term			20 years
Real Estate
Business Acquisition [Line Items]
Cash proceeds from sale-leaseback									$ 200,000,000
T Mobile and Cricket AWS Licenses Exchange
Business Acquisition [Line Items]
Acquisitions																$ 500,000,000
AT&T Spectrum License Transaction Amount Received Upon Closing
Business Acquisition [Line Items]
License purchase and exchange transactions, net cash proceeds															$ 1,900,000,000
Investment Firm Spectrum License Transaction Amount Received Upon Closing
Business Acquisition [Line Items]
License purchase and exchange transactions, net cash proceeds															200,000,000
ATT and Investment Firm License Transactions
Business Acquisition [Line Items]
Acquisitions															500,000,000
Gain on sale of licenses															$ 300,000,000
FCC spectrum licenses auction
Business Acquisition [Line Items]
FCC auction spectrum licenses | Licenses					181
Cash paid to acquire spectrum licenses					$ 10,400,000,000						$ 9,500,000,000	900,000,000
Verizon Notes
Business Acquisition [Line Items]
Aggregate principal amount of Verizon Notes						$ 5,000,000,000
Redemption price of notes percentage																		100.00%
Verizon Notes due February 21, 2022
Business Acquisition [Line Items]
Aggregate principal amount of Verizon Notes						2,500,000,000
Verizon Notes due February 21, 2025
Business Acquisition [Line Items]
Aggregate principal amount of Verizon Notes						$ 2,500,000,000
T-Mobile Wireless licenses agreement
Business Acquisition [Line Items]
License purchase and exchange transactions, net cash proceeds													$ 2,400,000,000
T-Mobile Wireless licenses agreement | Advanced Wireless Services Spectrum Licenses
Business Acquisition [Line Items]
Acquisitions													900,000,000
T-Mobile USA 700 MHz A Block Wireless licenses agreements | Advanced Wireless Services Spectrum Licenses
Business Acquisition [Line Items]
Acquisitions													$ 1,600,000,000
Gain on sale of licenses																		$ 700,000,000
T-Mobile USA Affiliate Wireless Licenses Agreements | Advanced Wireless Services Spectrum Licenses
Business Acquisition [Line Items]
Acquisitions									400,000,000
Gain on sale of licenses									$ 300,000,000
Redbox Instant by Verizon
Business Acquisition [Line Items]
Pre-tax loss on termination of venture												$ (100,000,000)
Vodafone Omnitel N.V.
Business Acquisition [Line Items]
Verizon ownership percentage						23.10%
Selling price (fair value) of Verizon's equity method investment in Vodafone Omnitel						$ 3,500,000,000
Pre-tax gain on sale of equity interest																		$ 1,900,000,000
AOL Inc
Business Acquisition [Line Items]
Total consideration		$ 4,141,000,000
Goodwill acquired										$ 1,900,000,000
Business acquisition, share price | $ / shares																				$ 50.00
Business acquisition, purchase price in cash		$ 3,764,000,000
Number of shares exercised under appraisal rights of Delaware law | shares		6,600,000
Business acquisition, potential additional payment		$ 330,000,000
Cash acquired		$ 500,000,000
Wireless Transaction
Business Acquisition [Line Items]
Total consideration							$ 130,000,000,000
Cash paid to complete the Wireless Transaction						58,890,000,000
Aggregate value of common shares issued to Vodafone shareholders						$ 61,300,000,000
Common stock, par value | $ / shares						$ 0.10
Other consideration paid to Vodafone						$ 1,700,000,000
Common shares issued | shares						1,270,000,000
Preferred stock redemption date						2020-04
Preferred stock redemption price, per share | $ / shares						$ 1,000
Preferred stock dividend rate, percentage						5.143%
Deferred tax liability attributable to the Wireless Transaction						$ 13,500,000,000
Wireless Transaction | Series D Preferred Stock
Business Acquisition [Line Items]
Preferred stock shares outstanding | shares						825,000
Wireless Transaction | Series E Preferred Stock
Business Acquisition [Line Items]
Preferred stock shares outstanding | shares						825,000
Wireless Transaction | Verizon Notes
Business Acquisition [Line Items]
Quarterly interest payment start date						May 21, 2014
Wireless Transaction | Verizon Notes due February 21, 2022
Business Acquisition [Line Items]
Debt instrument maturity date						Feb. 21, 2022
Debt instrument, description of variable rate basis						Three-month LIBOR, plus 1.222%
Wireless Transaction | Verizon Notes due February 21, 2022 | London Interbank Offered Rate (LIBOR)
Business Acquisition [Line Items]
Debt instrument, marginal rate						1.222%
Wireless Transaction | Verizon Notes due February 21, 2025
Business Acquisition [Line Items]
Debt instrument maturity date						Feb. 21, 2025
Debt instrument, description of variable rate basis						Three-month LIBOR, plus 1.372%
Wireless Transaction | Verizon Notes due February 21, 2025 | London Interbank Offered Rate (LIBOR)
Business Acquisition [Line Items]
Debt instrument, marginal rate						1.372%
Wireless Transaction | Cellco Partnership DBA Verizon Wireless
Business Acquisition [Line Items]
Percentage of noncontrolling interest by Vodafone Group Plc in Cellco Partnership joint venture							45.00%
Tower Monetization Transaction
Business Acquisition [Line Items]
Number of towers subject to failed sale-leaseback | Leases								11,300			11,300
Cash proceeds from failed sale-leaseback								$ 5,000,000,000
Term of Lease								28 years
Number of towers subject to disposition | Leases								162			162
Cash proceeds from disposition of towers								$ 100,000,000
Minimum years of sublease capacity on towers								10 years
March 2015 Tower Monetization Transaction- Other, net cash flows provided by operating activities
Business Acquisition [Line Items]
Cash proceeds from failed sale-leaseback								$ 2,400,000,000
March 2015 Tower Monetization Transaction- Other, net cash flows used in financing activities
Business Acquisition [Line Items]
Cash proceeds from failed sale-leaseback								$ 2,700,000,000
Acquisition of Other Wireless Licenses and Markets
Business Acquisition [Line Items]
Goodwill acquired																			$ 200,000,000
Subsequent Event | XO Holdings
Business Acquisition [Line Items]
Payments to acquire businesses, net of cash acquired	$ 1,800,000,000